OTHER INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
	June 30,	December 31,
	2021	2020
	$	$
Customer relationship & Other	1,094	1,250
IP & Technology	2,472	3,060
Capitalized software development costs	2,290	1,960

	5,856	6,270